Consolidated Statements of Changes in Equity - USD ($)	Share capital [Member]	Equity reserve [Member]	Accumulated other comprehensive income [Member]	Accumulated deficit [Member]	Total
Beginning Balance at Mar. 31, 2020	$ 188,542,547	$ 5,974,398	$ (263,108)	$ (173,167,402)	$ 21,086,435
Beginning Balance (shares) at Mar. 31, 2020	65,429,113
Share-based compensation		1,654,346			1,654,346
Shares offering	$ 64,543,080				$ 64,543,080
Shares offering (shares)	3,272,700				3,272,700
Share issuance costs	$ (1,842,480)				$ (1,842,480)
Quebec acquisition	$ 2,458,470				2,458,470
Quebec acquisition (shares)	3,000,000
Exercise of options	$ 5,836,600	(2,056,713)			3,779,887
Exercise of options (shares)	1,495,394
Vesting of restricted stock units	$ 342,742	(476,717)			$ (133,975)
Vesting of restricted stock units (shares)	325,200				325,200
Shares issued for services	$ 24,448				$ 24,448
Shares issued for services (shares)	20,000				20,000
Income for the year				24,144,242	$ 24,144,242
Translation adjustment			363,118		363,118
Revaluation gain on digital currencies			12,076,195		12,076,195
Realized gain on digital currencies			(2,118,613)	2,118,613
Ending Balance at Mar. 31, 2021	$ 259,905,407	5,095,314	10,057,592	(146,904,547)	128,153,766
Ending Balance (shares) at Mar. 31, 2021	73,542,407
Share-based compensation		5,982,187			5,982,187
Warrants issued for asset purchase		2,030,045			2,030,045
Shares offering	$ 34,956,134				$ 34,956,134
Shares offering (shares)	2,174,503				2,174,503
Special warrants	$ 89,917,917				$ 89,917,917
Special warrants (shares)	3,834,100
Share issuance costs	$ (6,982,899)				(6,982,899)
Atlantic acquisition	$ 17,191,332				17,191,332
Atlantic acquisition (shares)	1,000,000
Shares and warrants issued for investment	$ 14,576,439	393,723			14,970,162
Shares and warrants issued for investment (shares)	1,013,354
Exercise of options	$ 3,255,049	(1,195,058)			2,059,991
Exercise of options (shares)	386,824
Vesting of restricted stock units	$ 841,105	(70,042)			$ 771,063
Vesting of restricted stock units (shares)	290,800				290,800
Income for the year				79,622,129	$ 79,622,129
Translation adjustment			1,087,338		1,087,338
Revaluation gain on digital currencies			19,293,400		19,293,400
Realized gain on digital currencies			(7,038,862)	7,038,862
Ending Balance at Mar. 31, 2022	$ 413,660,484	$ 12,236,169	$ 23,399,468	$ (60,243,556)	$ 389,052,565
Ending Balance (shares) at Mar. 31, 2022	82,241,988